Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Current assets	R$ 18,362,992	R$ 16,731,666
Cash and cash equivalents	3,381,328	4,050,338
Trade accounts receivable	8,304,382	8,588,466
Inventories	462,053	348,755
Income and social contribution taxes recoverable	274,589	505,535
Taxes, charges and contributions recoverable	4,674,218	2,058,455
Judicial deposits and garnishments	313,007	324,638
Prepaid expenses	581,743	446,439
Derivative financial instruments	69,065	87,643
Other assets	302,607	321,397
Non-current assets	84,198,326	84,651,169
Short-term investments pledged as collateral	76,934	81,486
Trade accounts receivable	426,252	273,888
Taxes, charges and contributions recoverable	3,222,262	743,285
Deferred taxes	230,097	371,408
Judicial deposits and garnishments	3,597,007	6,339,167
Prepaid expenses	134,232	23,116
Derivative financial instruments	26,468	76,762
Other assets	47,105	88,935
Investments	101,657	98,902
Property, plant and equipment	34,115,327	33,222,316
Intangible assets	42,220,985	43,331,904
TOTAL ASSETS	102,561,318	101,382,835
LIABILITIES AND EQUITY
Current liabilities	17,160,820	17,862,531
Personnel, social charges and benefits	782,630	723,380
Trade accounts payable	7,642,782	7,447,100
Income and social contribution taxes payable	12,009	4,479
Taxes, charges and contributions payable	1,797,965	1,726,836
Dividends and interest on equity	4,172,916	2,396,116
Provisions and contingencies	377,929	1,434,911
Deferred income	525,509	372,561
Loans, financing and debentures	1,464,166	3,033,441
Derivative financial instruments	16,538	5,239
Other liabilities	368,376	718,468
Non-current liabilities	13,793,471	14,058,946
Personnel, social charges and benefits	11,903	23,284
Taxes, charges and contributions payable	39,245	49,448
Deferred taxes	1,982,952	709,325
Provisions and contingencies	5,881,396	6,709,839
Deferred income	250,526	350,637
Loans, financing and debentures	4,675,271	5,428,400
Derivative financial instruments	22,845	15,412
Other liabilities	929,333	772,601
TOTAL LIABILITIES	30,954,291	31,921,477
Equity	71,607,027	69,461,358
Capital	63,571,416	63,571,416
Capital reserves	1,213,532	1,213,522
Income reserves	4,324,170	2,463,228
Other comprehensive income accumulated	29,225	21,328
Additional proposed dividends	2,468,684	2,191,864
TOTAL LIABILITIES AND EQUITY	R$ 102,561,318	R$ 101,382,835